Merger (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Merger
Summary of the shares of class A outstanding following consummation of the merger

Alliance Public Shares	167,170
Alliance Sponsor Shares	1,500,000
Pre - Merger Alliance Shares	47,500,000
Total Shares of Common Stock Outstanding after Merger	49,167,170

Alliance Public Shares	167,170
Alliance Sponsor Shares	1,500,000
Legacy Alliance Shares	47,500,000
Total Shares of Common Stock Outstanding after Merger	49,167,170